Investments (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
ASSETS	R$ 60,414,456	R$ 57,384,156
Current assets	10,881,654	13,041,808
Non-current assets	49,532,802	44,342,348
LIABILITIES	60,414,456	57,384,156
Current liabilities	11,062,317	10,342,380
Non-current liabilities	26,260,161	21,404,841
Equity	23,091,978	25,636,935	R$ 24,191,667	R$ 21,131,225
Net operating revenue	26,116,856	22,651,036	21,479,468
Income tax and social contribution	577,618	599,435	354,057
Net income	2,687,939	2,799,370	2,327,168
Total comprehensive income	2,501,577	3,038,932	2,072,843
Dona Francisca [Member]
Disclosure of associates [line items]
ASSETS	166,414	171,926
Current assets	16,229	18,939
Non-current assets	150,185	152,987
LIABILITIES	166,414	171,926
Current liabilities	15,060	17,967
Non-current liabilities	1,062	3,158
Equity	R$ 150,292	R$ 150,801
Investment interest - %	23.03%	23.03%
Investment book value	R$ 34,608	R$ 34,725
Net operating revenue	66,174	66,349	66,166
Depreciation and amortization	(8,382)	(8,812)	(11,026)
Other operating costs and expenses	(30,767)	(30,460)	(25,884)
Financial results	445	(1,281)	(3,456)
Income tax and social contribution	(2,744)	(2,549)	(2,557)
Net income	24,726	23,247	23,243
Other comprehensive income	0	0	0
Total comprehensive income	24,726	23,247	23,243
Foz Do Chopim [Member]
Disclosure of associates [line items]
ASSETS	41,838	44,234
Current assets	8,723	8,726
Non-current assets	33,115	35,508
LIABILITIES	41,838	44,234
Current liabilities	2,043	1,888
Non-current liabilities	0	0
Equity	R$ 39,795	R$ 42,346
Investment interest - %	35.77%	35.77%
Investment book value	R$ 14,234	R$ 15,146
Net operating revenue	69,988	53,431	60,593
Depreciation and amortization	(2,752)	(2,692)	(2,634)
Other operating costs and expenses	(12,959)	(8,967)	(9,610)
Financial results	354	394	207
Income tax and social contribution	(2,336)	(1,820)	(2,009)
Net income	52,295	40,346	46,547
Other comprehensive income	0	0	0
Total comprehensive income	R$ 52,295	R$ 40,346	R$ 46,547